LEASES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Long-term lending annual rate	4.35%
Non-cash ROU asset				$ 479,744	¥ 3,342,278
Non-cash lease liability				$ 479,744	¥ 3,342,278
Amount of operating lease expense	$ 0	$ 3,715	$ 10,012
Operating leases expenses	$ 0	$ 117,686	$ 116,532
Minimum
LEASES
Initial term of lease	1 year
Maximum
LEASES
Initial term of lease	5 years